Share-based payments - Disclosure of Changes in Founder's Warrant (Details)	Jun. 30, 2023 shares	Jan. 07, 2017 shares benefeciary € / shares	Feb. 02, 2016 shares benefeciary € / shares	Jun. 10, 2015 shares benefeciary € / shares	Feb. 10, 2015 shares benefeciary € / shares	Sep. 16, 2014 shares benefeciary € / shares	Aug. 28, 2013 shares benefeciary € / shares
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards outstanding (in shares)	3,974,343
BSPCE 08-2013
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)							500,000
Number of shares issued (in shares)							50,000
Total number of shares to which the awards were likely to give right (in shares)							50,000
Exercise price (in euros per share) | € / shares							€ 5.92
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	50,000
Total number of awards available for subscription (in shares)	50,000
Maximum total number of awards that may be subscribed (in shares)	50,000
BSPCE 08-2013 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)							0
BSPCE 08-2013 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)							0
BSPCE 08-2013 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary							1
BSPCE 09-2014
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)						450,000
Number of shares issued (in shares)						97,200
Total number of shares to which the awards were likely to give right (in shares)						97,200
Exercise price (in euros per share) | € / shares						€ 18.68
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	11,250
Total number of awards outstanding (in shares)	85,950
Total number of awards available for subscription (in shares)	85,950
Maximum total number of awards that may be subscribed (in shares)	85,950
BSPCE 09-2014 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						21,000
BSPCE 09-2014 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)						21,000
BSPCE 09-2014 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary						30
BSPCE 2015-1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)					450,000
Number of shares issued (in shares)					71,650
Total number of shares to which the awards were likely to give right (in shares)					71,650
Exercise price (in euros per share) | € / shares					€ 18.57
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	3,200
Total number of awards outstanding (in shares)	68,450
Total number of awards available for subscription (in shares)	68,450
Maximum total number of awards that may be subscribed (in shares)	68,450
BSPCE 2015-1 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					24,000
BSPCE 2015-1 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					24,000
BSPCE 2015-1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary					13
BSPCE 2015-3
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)				450,000
Number of shares issued (in shares)				53,050
Total number of shares to which the awards were likely to give right (in shares)				53,050
Exercise price (in euros per share) | € / shares				€ 20.28
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	23,050
Total number of awards outstanding (in shares)	30,000
Total number of awards available for subscription (in shares)	30,000
Maximum total number of awards that may be subscribed (in shares)	30,000
BSPCE 2015-3 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				0
BSPCE 2015-3 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)				0
BSPCE 2015-3 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary				42
BSPCE 2016 Ordinary
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)			450,000
Number of shares issued (in shares)			126,400
Total number of shares to which the awards were likely to give right (in shares)			126,400
Exercise price (in euros per share) | € / shares			€ 14.46
Number of awards subscribed (in shares)	333
Total number of awards lapsed, cancelled or forfeited (in shares)	25,850
Total number of awards outstanding (in shares)	100,217
Total number of awards available for subscription (in shares)	100,217
Maximum total number of awards that may be subscribed (in shares)	100,217
BSPCE 2016 Ordinary | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 Ordinary | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 Ordinary | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			43
BSPCE 2016 Performance
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)			450,000
Number of shares issued (in shares)			129,250
Total number of shares to which the awards were likely to give right (in shares)			129,250
Exercise price (in euros per share) | € / shares			€ 14.46
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	29,682
Total number of awards outstanding (in shares)	99,568
Total number of awards available for subscription (in shares)	99,568
Maximum total number of awards that may be subscribed (in shares)	99,568
BSPCE 2016 Performance | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 Performance | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 Performance | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			50
BSPCE 2017 Ordinary
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		450,000
Number of shares issued (in shares)		117,650
Total number of shares to which the awards were likely to give right (in shares)		117,650
Exercise price (in euros per share) | € / shares		€ 15.93
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	18,850
Total number of awards outstanding (in shares)	98,800
Total number of awards available for subscription (in shares)	98,800
Maximum total number of awards that may be subscribed (in shares)	98,800
BSPCE 2017 Ordinary | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		26,400
BSPCE 2017 Ordinary | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		26,400
BSPCE 2017 Ordinary | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		42
BSPCE 2017
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		450,000
Number of shares issued (in shares)		80,000
Total number of shares to which the awards were likely to give right (in shares)		80,000
Exercise price (in euros per share) | € / shares		€ 15.93
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	80,000
Total number of awards available for subscription (in shares)	80,000
Maximum total number of awards that may be subscribed (in shares)	80,000
BSPCE 2017 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		32,000
BSPCE 2017 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		32,000
BSPCE 2017 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		3